Accrued liabilities and other payables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued liabilities and other payables [Abstract]
Accrued interest	$ 114	$ 274
Accrued audit fees	57	0
Other accruals	999	996
Insurance deductibles	102	139
Other payables	47	46
Total	$ 1,319	$ 1,455